Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Net operating loss carryforwards	$ 7,660	$ 6,307
Research credit carryforwards	235	235
Stock-based compensation	1,498	1,230
Other	70	72
Deferred tax assets	9,463	7,844
Valuation allowance	(9,463)	(7,844)
Net deferred tax asset